UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 39.3%
$6,950,000	American Express Credit Account Master Trust 1.676%, 5/15/2020[1,2]	$6,953,267
2,000,000	AmeriCredit Automobile Receivables Trust 1.526%, 5/18/2020[1,2]	2,000,614
5,000,000	AmeriCredit Automobile Receivables Trust 2017-2 1.459%, 9/18/2020[1,2]	4,999,998
5,000,000	ARI Fleet Lease Trust 2017-A 1.910%,4/15/2026[1,3]	4,996,890
10,000,000	BA Credit Card Trust 1.616%, 10/15/2021[1,2]	10,050,096
5,000,000	Barclays Dryrock Issuance Trust 2017-1 1.489%,3/15/2023[1,2]	5,011,059
	CARDS II Trust
3,000,000	1.926%, 7/15/2021[1,2,3]	3,012,105
2,000,000	1.596%,4/18/2022[2,3]	2,003,125
	Chesapeake Funding II LLC
3,236,480	2.226%, 6/15/2028[1,2,3]	3,251,271
4,000,000	1.676%, 5/15/2029[1,2,3]	3,999,998
2,902,000	Discover Card Execution Note Trust 1.576%, 8/17/2020[1,2]	2,906,806
8,000,000	Evergreen Credit Card Trust Series 2016-1 1.946%,4/15/2020[1,2,3]	8,031,566
11,500,000	First National Master Note Trust 2015-1 1.996%, 9/15/2020[1,2]	11,508,638
5,000,000	Golden Credit Card Trust 1.980%,4/15/2022[1,3]	5,002,212
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,005,442
4,500,000	Hyundai Auto Lease Securitization Trust 2017-B 1.970%, 7/15/2020[1,3]	4,511,380
194,410	Hyundai Auto Receivables Trust 2015-C 1.596%, 11/15/2018[1,2]	194,368
	Master Credit Card Trust II Series 2016-1
3,500,000	1.979%, 9/23/2019[1,2,3]	3,513,348
1,667,000	2.570%, 9/23/2019[1,3]	1,667,931
4,600,000	Mercedes-Benz Auto Lease Trust 2017-A 2.010%, 1/17/2023[1]	4,607,135
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 1.606%,4/15/2020[1,2,3]	10,017,010
465,898	Navient Student Loan Trust 2016-3 1.832%, 6/25/2065[1,2,3]	467,287
4,000,000	Navistar Financial Dealer Note Master Owner Trust II 3.532%, 9/27/2021[2,3]	4,013,650
	NextGear Floorplan Master Owner Trust
6,000,000	2.859%,4/15/2021[1,2,3]	6,060,707

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$6,565,000	1.920%, 10/15/2019[1,3]	$6,569,530
	PFS Financing Corp.
8,000,000	2.076%, 10/15/2019[1,2,3]	7,987,064
2,000,000	1.826%, 10/15/2019[1,2,3]	2,001,224
1,930,133	Santander Drive Auto Receivables Trust 2014-1 2.360%,4/15/2020[1]	1,933,821
30,537	Securitized Term Auto Receivables Trust 2017-1 0.880%,2/26/2018[1,3]	30,531
8,110,542	SLM Private Education Loan Trust 2013-C 2.559%, 10/15/2031[1,2,3]	8,215,719
135,537	SLM Private Education Loan Trust 2014-A 1.826%, 7/15/2022[1,2,3]	135,560
1,038,404	SLM Student Loan Trust 2011-2 1.832%, 11/25/2027[1,2]	1,044,563
961,886	SMART ABS Series 2015-1US Trust 1.744%, 9/14/2018[1,2]	961,515
4,663,667	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[1,3]	4,693,184
2,405,269	Sofi Professional Loan Program 2017-C LLC 1.832%, 7/25/2040[1,2,3]	2,405,267
4,000,000	Trillium Credit Card Trust II 1.953%, 5/26/2021[1,2,3]	4,019,453

	TOTAL ASSET-BACKED SECURITIES (Cost $151,430,965)	151,783,334

	CERTIFICATE OF DEPOSITS – 1.3%
5,000,000	Commonwealth Bank of Australia 1.427%,4/27/2018	5,003,260

	TOTAL CERTIFICATE OF DEPOSITS (Cost $5,000,185)	5,003,260

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
5,557,143	Freddie Mac Structured Agency Credit Risk Debt Notes 2.882%,4/25/2024[1,2]	5,664,973

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,494,602)	5,664,973

	COMMERCIAL PAPERS – 2.1%
5,000,000	Electricite de France S.A. 1.500%, 8/9/2017	4,998,235

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPERS (Continued)
$3,000,000	Westpac Banking Corp. 1.330%, 8/4/2017	$2,999,623

	TOTAL COMMERCIAL PAPERS (Cost $7,998,001)	7,997,858

	CORPORATE BONDS – 27.6%
	COMMUNICATIONS – 1.3%
5,000,000	Verizon Communications, Inc. 1.722%, 5/22/2020[2]	5,012,980

	CONSUMER, CYCLICAL – 5.4%
6,000,000	Daimler Finance North America LLC 1.510%, 8/1/2017[2,3]	6,000,000
10,000,000	Ford Motor Credit Co. LLC 1.739%, 9/8/2017[2]	10,003,000
5,000,000	Home Depot, Inc. 1.368%, 6/5/2020[2]	5,005,995
		21,008,995
	CONSUMER, NON-CYCLICAL – 5.9%
2,560,000	Allergan Funding SCS 2.308%,3/12/2018[2,4]	2,572,431
6,000,000	Aetna, Inc. 1.869%, 12/8/2017[2]	6,011,880
4,000,000	BAT International Finance PLC 1.756%, 6/15/2018[2,3,4]	4,010,320
10,000,000	Bayer U.S. Finance LLC 1.582%, 10/6/2017[2,3]	10,001,390
		22,596,021
	ENERGY – 3.4%
5,000,000	BP Capital Markets PLC 1.607%,2/13/2018[2,4]	5,010,720
4,000,000	Chevron Corp. 1.380%,3/2/2018[2]	4,003,308
4,100,000	Statoil A.S.A. 1.380%, 11/9/2017[2,4]	4,102,026
		13,116,054
	FINANCIAL – 6.0%
5,000,000	Capital One N.A. 2.329%, 8/17/2018[1,2]	5,039,700
5,000,000	Citibank N.A. 1.410%, 11/9/2018[2]	5,005,385

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$5,000,000	Goldman Sachs Group, Inc. 2.473%,4/23/2020[1,2]	$5,090,600
6,085,000	New York Life Global Funding 1.703%, 10/24/2019[2,3]	6,121,515
2,000,000	PNC Bank N.A. 1.538%, 5/19/2020[2]	2,006,588
		23,263,788
	INDUSTRIAL – 0.4%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,359,490

	TECHNOLOGY – 5.2%
10,000,000	Apple, Inc. 1.422%, 5/3/2018[2]	10,023,400
10,000,000	Hewlett Packard Enterprise Co. 3.041%, 10/5/2017[2]	10,022,200
		20,045,600
	TOTAL CORPORATE BONDS (Cost $106,182,591)	106,402,928

	MEDIUM TERM NOTES – 3.0%
	FINANCIAL – 3.0%
10,000,000	Bank of America Corp. 1.799%, 8/25/2017[2]	10,003,570
1,670,000	Fifth Third Bank 1.883%, 9/27/2019[1,2]	1,679,360
		11,682,930
	TOTAL MEDIUM TERM NOTES (Cost $11,670,716)	11,682,930

Number of Shares
	SHORT-TERM INVESTMENTS – 25.6%
98,607,625	Federated Government Obligations Fund - Institutional Class, 0.85%[5]	98,607,625

	TOTAL SHORT-TERM INVESTMENTS (Cost $98,607,625)	98,607,625

	TOTAL INVESTMENTS – 100.3% (Cost $386,384,685)	387,142,908
	Liabilities in Excess of Other Assets – (0.3)%	(1,223,126)

	TOTAL NET ASSETS – 100.0%	$385,919,782

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $125,744,679.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 96.9%
83,536,857	Federated Government Obligations Fund - Institutional Class, 0.85%[1]	$83,536,857

	TOTAL SHORT-TERM INVESTMENTS (Cost $83,536,857)	83,536,857

	TOTAL INVESTMENTS – 96.9% (Cost $83,536,857)	83,536,857
	Other Assets in Excess of Liabilities – 3.1%	2,665,696

	TOTAL NET ASSETS – 100.0%	$86,202,553

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	July 31, 2017	(Depreciation)

54	CAC 40 Index	August 2017	$3,272,659	$3,250,740	$(21,919)
397	Euro STOXX 50 Index	September 2017	16,201,786	16,158,234	(43,552)
33	FTSE 100 Index	September 2017	3,178,257	3,187,663	9,406
54	German Stock Index	September 2017	19,536,341	19,319,847	(216,494)
231	KOSPI 200 Index	September 2017	16,177,371	16,239,300	61,929
36	Nikkei 225 Index	September 2017	6,514,658	6,504,786	(9,872)

TOTAL FUTURES CONTRACTS			$64,881,072	$64,660,570	$(220,502)

See accompanying Notes to Schedule of Investments.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	BASIC MATERIALS – 3.9%
18,990	Huntsman Corp.[1]	$505,514
20,006	Versum Materials, Inc.[1]	705,411
		1,210,925
	COMMUNICATIONS – 7.3%
11,038	CDW Corp.[1]	700,140
15,879	Discovery Communications, Inc. - Class C*1	367,281
16,292	eBay, Inc.*1	582,113
6,131	IAC/InterActiveCorp*1	641,487
		2,291,021
	CONSUMER, CYCLICAL – 6.5%
1,791	Best Buy Co., Inc.[1]	104,487
1,433	Domino's Pizza, Inc.[1]	267,255
7,863	HD Supply Holdings, Inc.*1	255,469
3,622	Toro Co.[1]	257,488
2,043	Ulta Beauty, Inc.*1	513,222
2,221	United Continental Holdings, Inc.*1	150,317
14,241	Yum China Holdings, Inc.*1	509,685
		2,057,923
	CONSUMER, NON-CYCLICAL – 23.0%
14,415	Baxter International, Inc.[1]	871,819
97	Bio-Rad Laboratories, Inc. - Class A*1	22,856
13,683	Booz Allen Hamilton Holding Corp.[1]	469,327
7,837	Bunge Ltd.[1,2]	614,343
11,471	CDK Global, Inc.[1]	754,562
7,259	Gilead Sciences, Inc.[1]	552,337
3,450	HCA Holdings, Inc.*1	277,173
13,820	Hologic, Inc.*1	610,982
2,664	IDEXX Laboratories, Inc.*1	443,450
17,681	Live Nation Entertainment, Inc.*1	658,971
1,696	McKesson Corp.[1]	274,532
9,138	PepsiCo, Inc.[1]	1,065,582
22,067	U.S. Foods Holding Corp.*1	621,186
		7,237,120
	ENERGY – 0.9%
3,840	Murphy USA, Inc.*1	290,803

	FINANCIAL – 21.1%
18,432	Apple Hospitality REIT, Inc. - REIT[1]	340,255
18,774	CBRE Group, Inc. - Class A*1	713,224
10,567	Columbia Property Trust, Inc. - REIT[1]	229,832
3,040	Jones Lang LaSalle, Inc.[1]	386,749
1,858	Lamar Advertising Co. - Class A1	131,119
14,564	Outfront Media, Inc. - REIT[1]	333,079

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
12,532	PacWest Bancorp[1]	$601,787
20,921	Park Hotels & Resorts, Inc. - REIT[1]	563,402
11,419	Progressive Corp.[1]	538,177
26,800	Rayonier, Inc. - REIT[1]	779,076
18,123	Realogy Holdings Corp.[1]	601,684
33,081	Santander Consumer USA Holdings, Inc.*1	423,768
13,583	Synchrony Financial[1]	411,836
8,977	TCF Financial Corp.[1]	141,477
1,865	U.S. Bancorp[1]	98,435
12,563	Uniti Group, Inc. - REIT[1]	321,613
		6,615,513
	INDUSTRIAL – 2.1%
8,009	Arrow Electronics, Inc.*1	651,052

	TECHNOLOGY – 18.6%
5,266	Adobe Systems, Inc.*1	771,416
5,302	Atlassian Corp. PLC - Class A*1,2	189,918
5,375	Broadridge Financial Solutions, Inc.[1]	407,748
16,566	Cadence Design Systems, Inc.*1	611,285
6,639	Citrix Systems, Inc.*1	524,348
9,116	Dell Technologies, Inc. - Class V*1	585,885
11,923	DST Systems, Inc.[1]	654,573
2	DXC Technology Co.[1]	157
1,489	Electronic Arts, Inc.*1	173,826
34,442	HP, Inc.[1]	657,842
3,055	Manhattan Associates, Inc.*1	135,031
4,299	Skyworks Solutions, Inc.[1]	450,836
9,074	Synopsys, Inc.*1	694,796
		5,857,661
	UTILITIES – 16.5%
7,018	AES Corp.[1]	78,461
1,772	CenterPoint Energy, Inc.[1]	49,953
26,300	Exelon Corp.[1]	1,008,342
21,080	Hawaiian Electric Industries, Inc.[1]	695,429
16,907	MDU Resources Group, Inc.[1]	445,500
13,765	PG&E Corp.[1]	931,753
20,804	PPL Corp.[1]	797,417
16,958	UGI Corp.[1]	855,870
3,618	Vectren Corp.[1]	217,478
6,441	Vistra Energy Corp.[1]	105,826
		5,186,029
	TOTAL COMMON STOCKS (Cost $30,091,696)	31,398,047

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 20.4%
6,402,904	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.89%[3]	$6,402,904

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,402,904)	6,402,904

	TOTAL INVESTMENTS – 120.3% (Cost $36,494,600)	37,800,951
	Liabilities in Excess of Other Assets – (20.3)%	(6,385,122)

	TOTAL NET ASSETS – 100.0%	$31,415,829

	SECURITIES SOLD SHORT – (29.1)%
	COMMON STOCKS – (29.1)%
	BASIC MATERIALS – (1.3)%
(9,547)	CF Industries Holdings, Inc.	(280,204)
(1,622)	Royal Gold, Inc.	(140,563)
		(420,767)
	COMMUNICATIONS – (2.5)%
(19,778)	FireEye, Inc.*	(289,352)
(3,742)	Palo Alto Networks, Inc.*	(493,121)
		(782,473)
	CONSUMER, CYCLICAL – (2.3)%
(1,416)	Adient PLC[2]	(92,706)
(22,098)	Ford Motor Co.	(247,940)
(1,152)	Tesla, Inc.*	(372,637)
		(713,283)
	CONSUMER, NON-CYCLICAL – (9.2)%
(8,893)	Acadia Healthcare Co., Inc.*	(470,707)
(5,866)	Agios Pharmaceuticals, Inc.*	(328,144)
(3,947)	Alnylam Pharmaceuticals, Inc.*	(326,575)
(28,064)	Endo International PLC*2	(309,265)
(8,764)	Envision Healthcare Corp.*	(494,553)
(3,472)	Intercept Pharmaceuticals, Inc.*	(406,675)
(11,979)	Juno Therapeutics, Inc.*	(340,563)
(837)	TESARO, Inc.*	(106,851)
(1,187)	TreeHouse Foods, Inc.*	(100,693)
		(2,884,026)
	ENERGY – (5.1)%
(2,869)	EQT Corp.	(182,755)
(20,756)	Extraction Oil & Gas, Inc.*	(252,808)
(2,037)	Gulfport Energy Corp.*	(25,707)
(10,519)	Hess Corp.	(468,516)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(53,567)	Kosmos Energy Ltd.*2	$(353,542)
(27,990)	Southwestern Energy Co.*	(159,543)
(36,012)	Weatherford International PLC*2	(160,614)
		(1,603,485)
	FINANCIAL – (2.7)%
(26,158)	New York Community Bancorp, Inc.	(343,455)
(64,628)	Spirit Realty Capital, Inc. - REIT	(512,500)
		(855,955)
	INDUSTRIAL – (3.2)%
(827)	Acuity Brands, Inc.	(167,592)
(1,635)	Ball Corp.	(68,506)
(1,189)	TransDigm Group, Inc.	(335,464)
(3,558)	Universal Display Corp.	(429,095)
		(1,000,657)
	TECHNOLOGY – (2.8)%
(464)	athenahealth, Inc.*	(64,180)
(29,564)	Cypress Semiconductor Corp.	(419,809)
(23,203)	Nuance Communications, Inc.*	(401,412)
		(885,401)
	TOTAL COMMON STOCKS (Proceeds $8,871,191)	(9,146,047)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,871,191)	$(9,146,047)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.8%
	BASIC MATERIALS – 4.6%
10,448	Covestro A.G.[1]	$810,261
1,361,110	Fortescue Metals Group Ltd.	6,255,988
85,200	Mitsubishi Gas Chemical Co., Inc.	1,965,700
49,000	Mitsui Chemicals, Inc.	278,375
176,954	Rio Tinto Ltd.	9,328,222
2,271,204	South32 Ltd.	5,297,175
		23,935,721
	COMMUNICATIONS – 11.1%
8,379	Alphabet, Inc. - Class A*2	7,922,345
9,945	Alphabet, Inc. - Class C*	9,253,822
107,198	Discovery Communications, Inc. - Class A*2	2,637,071
150,629	eBay, Inc.*2	5,381,974
352,700	KDDI Corp.	9,345,484
127,900	Mixi, Inc.	7,029,338
349,600	NTT DOCOMO, Inc.	8,118,410
173,500	Start Today Co., Ltd.	4,895,606
3,499,202	Telecom Italia S.p.A.	2,866,636
5,600	Trend Micro, Inc.	280,069
		57,730,755
	CONSUMER, CYCLICAL – 3.5%
36,207	Aristocrat Leisure Ltd.	587,147
11,969	Carnival PLC	807,886
131,030	Darden Restaurants, Inc.[2]	10,990,797
11,988	Flight Centre Travel Group Ltd.	416,974
34,552	Foot Locker, Inc.[2]	1,630,509
548,900	Genting Singapore PLC	471,579
102,008	Harvey Norman Holdings Ltd.	356,677
70,862	Melco Resorts & Entertainment Ltd. - ADR[2]	1,431,413
73,552	Schaeffler A.G.	1,025,531
17,353	TUI A.G.	272,755
		17,991,268
	CONSUMER, NON-CYCLICAL – 33.2%
193,411	AbbVie, Inc.[2]	13,521,363
42,185	Align Technology, Inc.*2	7,054,598
83,362	Amgen, Inc.[2]	14,547,503
29,100	Benesse Holdings, Inc.	1,113,711
28,286	Biogen, Inc.*2	8,191,343
90,390	Centene Corp.*2	7,178,774
24,826	Cigna Corp.[2]	4,308,801
232,003	Coca-Cola Amatil Ltd.	1,527,730
150,257	Express Scripts Holding Co.*2	9,412,098
390,000	First Pacific Co., Ltd.	291,876

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
119,149	G4S PLC	$517,203
202,665	Gilead Sciences, Inc.[2]	15,420,780
125,886	GlaxoSmithKline PLC	2,506,077
53,342	Humana, Inc.[2]	12,332,670
126,346	Johnson & Johnson[2]	16,768,641
242,043	Marine Harvest A.S.A.	4,512,499
14,531	McKesson Corp.[2]	2,352,133
266,884	Merck & Co., Inc.[2]	17,048,550
11,083	METRO A.G.	124,549
11,083	Metro Wholesale & Food Specialist A.G.*	223,904
72,300	Mitsubishi Tanabe Pharma Corp.	1,721,151
46,076	Novo Nordisk A/S - Class B	1,959,572
111,700	Sumitomo Dainippon Pharma Co., Ltd.	1,564,688
62,770	United Therapeutics Corp.*2	8,059,668
52,615	UnitedHealth Group, Inc.[2]	10,092,083
106,870	Varian Medical Systems, Inc.*2	10,379,214
		172,731,179
	DIVERSIFIED – 1.7%
61,431	Industrivarden A.B. - C Shares	1,490,036
557,000	NWS Holdings Ltd.	1,065,580
759,000	Wharf Holdings Ltd.	6,451,228
		9,006,844
	ENERGY – 0.6%
443,500	JXTG Holdings, Inc.	1,971,370
24,075	Royal Dutch Shell PLC - B Shares	685,859
5,300	Valero Energy Corp.[2]	365,541
		3,022,770
	FINANCIAL – 19.4%
676,810	AGNC Investment Corp. - REIT[2]	14,334,836
1,173,741	Annaly Capital Management, Inc. - REIT[2]	14,120,104
97,295	Athene Holding Ltd. - Class A*2, 3	4,916,316
158,100	Bank of Nova Scotia	9,848,915
43,382	Berkshire Hathaway, Inc. - Class B*2	7,590,549
109,500	Canadian Imperial Bank of Commerce	9,504,403
24,400	H&R Real Estate Investment Trust - REIT	412,929
222,447	Intesa Sanpaolo S.p.A.	709,134
1,219,000	Kerry Properties Ltd.	4,271,697
313,000	National Bank of Canada	14,096,046
6,100,000	New World Development Co., Ltd.	8,237,749
71,300	Power Corp. of Canada	1,733,892
11,600	Power Financial Corp.	314,283
6,032	Prudential Financial, Inc.[2]	683,003

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
71,000	Sun Hung Kai Properties Ltd.	$1,098,531
117,700	Toronto-Dominion Bank	6,067,195
384,000	Wheelock & Co., Ltd.	2,893,633
		100,833,215
	INDUSTRIAL – 1.0%
131,700	Brother Industries Ltd.	3,360,256
11,900	Hitachi High-Technologies Corp.	438,026
3,541	Huntington Ingalls Industries, Inc.[2]	729,835
27,800	Konica Minolta, Inc.	230,273
74,000	Nippon Express Co., Ltd.	472,550
		5,230,940
	TECHNOLOGY – 22.6%
81,300	ASM Pacific Technology Ltd.	1,050,701
271,446	CA, Inc.[2]	8,425,684
77,700	Canon, Inc.	2,703,248
12,191	Citrix Systems, Inc.*2	962,845
1,700	Constellation Software, Inc.	915,788
39,675	Dell Technologies, Inc. - Class V*2	2,549,912
90,500	DeNA Co., Ltd.	1,988,204
546,837	HP, Inc.[2]	10,444,587
72,034	Intel Corp.[2]	2,555,046
58,818	Marvell Technology Group Ltd.[2,3]	915,208
32,514	Maxim Integrated Products, Inc.[2]	1,477,436
194,834	Micron Technology, Inc.*2	5,478,732
284,261	NetApp, Inc.[2]	12,342,613
185,857	Seagate Technology PLC[2,3]	6,125,847
444,500	Seiko Epson Corp.	11,700,328
18,557	STMicroelectronics N.V.	314,410
121,985	Synopsys, Inc.*2	9,340,392
84,000	Tokyo Electron Ltd.	11,813,572
102,908	VMware, Inc. - Class A*2	9,540,601
77,003	Western Digital Corp.[2]	6,554,495
335,942	Xerox Corp.[2]	10,303,341
		117,502,990
	UTILITIES – 2.1%
165,874	AGL Energy Ltd.	3,198,674
162,967	Centrica PLC	426,931
290,175	Gas Natural SDG S.A.	6,791,579
162,000	Osaka Gas Co., Ltd.	648,830
		11,066,014
	TOTAL COMMON STOCKS (Cost $486,561,514)	519,051,696

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 17.1%
88,779,558	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.91%[4]	$88,779,558

	TOTAL SHORT-TERM INVESTMENTS (Cost $88,779,558)	88,779,558

	TOTAL INVESTMENTS – 116.9% (Cost $575,341,072)	607,831,254
	Liabilities in Excess of Other Assets – (16.9)%	(87,994,977)

	TOTAL NET ASSETS – 100.0%	$519,836,277

	SECURITIES SOLD SHORT – (30.4)%
	COMMON STOCKS – (30.4)%
	BASIC MATERIALS – (1.4)%
(4,514)	Air Liquide S.A.	(553,503)
(199,758)	CF Industries Holdings, Inc.	(5,862,897)
(36,200)	First Quantum Minerals Ltd.	(400,093)
(95,900)	Turquoise Hill Resources Ltd.*	(315,359)
		(7,131,852)
	COMMUNICATIONS – (3.0)%
(21,518)	Charter Communications, Inc. - Class A*	(8,433,119)
(2,639)	Iliad S.A.	(654,697)
(38,123)	Liberty Global PLC LiLAC - Class C*3	(972,899)
(190,136)	Nokia OYJ	(1,213,341)
(25,319)	Palo Alto Networks, Inc.*	(3,336,538)
(23,130)	SFR Group S.A.*	(860,994)
(8,463)	Zayo Group Holdings, Inc.*	(277,502)
		(15,749,090)
	CONSUMER, CYCLICAL – (2.3)%
(48,100)	Don Quijote Holdings Co., Ltd.	(1,746,936)
(121,800)	Isetan Mitsukoshi Holdings Ltd.	(1,186,958)
(90,900)	Mitsubishi Motors Corp.	(655,716)
(20,815)	Tesla, Inc.*	(6,733,028)
(28,500)	Toyota Motor Corp.	(1,606,256)
		(11,928,894)
	ENERGY – (13.2)%
(180,346)	Cheniere Energy, Inc.*	(8,151,639)
(177,973)	Continental Resources, Inc.*	(5,949,637)
(67,387)	Core Laboratories N.V.[3]	(6,774,415)
(63,900)	Crescent Point Energy Corp.	(502,262)
(228,660)	Halliburton Co.	(9,704,330)
(92,467)	Helmerich & Payne, Inc.	(4,680,680)
(97,013)	Hess Corp.	(4,320,959)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(74,199)	International Petroleum Corp.*	$(257,323)
(302,409)	Lundin Petroleum A.B.*	(6,886,964)
(100,625)	National Oilwell Varco, Inc.	(3,291,444)
(30,539)	Parsley Energy, Inc. - Class A*	(894,182)
(109,200)	PrairieSky Royalty Ltd.	(2,711,607)
(1,025,989)	Saipem S.p.A.*	(4,209,992)
(101,854)	Schlumberger Ltd.[3]	(6,987,184)
(589,660)	Weatherford International PLC*3	(2,629,884)
(26,863)	Williams Cos., Inc.	(853,706)
		(68,806,208)
	FINANCIAL – (9.6)%
(240,702)	Commerzbank A.G.*	(3,148,588)
(28,479)	Equinix, Inc. - REIT	(12,836,340)
(44,659)	Hargreaves Lansdown PLC	(812,618)
(172,600)	Hulic Co., Ltd.	(1,822,417)
(268,700)	Mitsubishi Estate Co., Ltd.	(4,885,762)
(1,993,875)	Royal Bank of Scotland Group PLC*	(6,537,248)
(106,554)	SBA Communications Corp. - Class A*	(14,656,503)
(265,780)	UniCredit S.p.A.*	(5,223,850)
		(49,923,326)
	INDUSTRIAL – (0.9)%
(34,752)	Ball Corp.	(1,456,109)
(7,250)	Boskalis Westminster	(259,319)
(65,894)	Ferrovial S.A.	(1,421,054)
(1,325)	Martin Marietta Materials, Inc.	(300,020)
(13,800)	Seibu Holdings, Inc.	(240,737)
(16,538)	Tenaris S.A.	(261,685)
(4,602)	Vulcan Materials Co.	(566,598)
		(4,505,522)
	TOTAL COMMON STOCKS (Proceeds $150,213,445)	(158,044,892)

	TOTAL SECURITIES SOLD SHORT (Proceeds $150,213,445)	$(158,044,892)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $810,261.

[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 54.5%
	BASIC MATERIALS – 2.8%
2,249	ArcelorMittal*1	$58,834
1,655	BHP Billiton PLC - ADR	60,258
4,561	Freeport-McMoRan, Inc.*	66,682
1,178	Rio Tinto PLC - ADR	55,814
6,716	Vale S.A. - ADR	67,361
		308,949
	COMMUNICATIONS – 7.7%
424	Alibaba Group Holding Ltd. - ADR*	65,699
32	Amazon.com, Inc.*	31,609
87	Arista Networks, Inc.*	12,988
1,870	Blucora, Inc.*	41,888
462	eBay, Inc.*	16,507
415	Facebook, Inc. - Class A*	70,239
954	FireEye, Inc.*	13,957
7,573	Infinera Corp.*	88,831
2,989	KT Corp. - ADR	54,370
6,143	Nokia OYJ ADR	39,254
156	SINA Corp.*1	14,790
634	Sohu.com, Inc.*	36,030
8,654	Synacor, Inc.*	33,751
1,342	Telecom Argentina S.A. - ADR	35,415
4,518	Telefonaktiebolaget LM Ericsson - ADR	29,006
191	Trade Desk, Inc. - Class A*	10,182
1,400	Verizon Communications, Inc.	67,760
1,847	Vodafone Group PLC - ADR	54,819
610	Walt Disney Co.	67,057
69	Weibo Corp. - ADR*	5,310
1,769	Yatra Online, Inc.*1	19,424
726	YY, Inc. - ADR*	51,909
		860,795
	CONSUMER, CYCLICAL – 5.0%
434	Copa Holdings S.A. - Class A1	54,450
360	Domino's Pizza, Inc.	67,140
664	DR Horton, Inc.	23,698
1,522	KB Home	34,884
176	McDonald's Corp.	27,305
630	Sony Corp. ADR	25,874
216	Tesla, Inc.*	69,869
313	Ulta Beauty, Inc.*	78,629
1,080	VF Corp.	67,165
3,816	Wendy's Co.	58,919
64	Wynn Resorts Ltd.	8,278

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
1,190	Yum China Holdings, Inc.*	$42,590
		558,801
	CONSUMER, NON-CYCLICAL – 13.3%
150	AbbVie, Inc.	10,487
1,344	AerCap Holdings N.V.*1	65,990
3,431	Akcea Therapeutics, Inc.*	49,372
3,690	Amicus Therapeutics, Inc.*	47,785
24	Atrion Corp.	15,173
591	Avexis, Inc.*	54,756
56	Bio-Rad Laboratories, Inc. - Class A*	13,195
226	Biogen, Inc.*	65,447
3,500	Bright Scholar Education Holdings Ltd. - ADR*	55,195
558	Bristol-Myers Squibb Co.	31,750
603	Celgene Corp.*	81,652
155	Cigna Corp.	26,902
925	Gilead Sciences, Inc.	70,383
2,959	Hertz Global Holdings, Inc.*	40,450
300	Hill-Rom Holdings, Inc.	22,356
4,579	ImmunoGen, Inc.*	27,199
757	Kite Pharma, Inc.*	82,066
3,002	Kroger Co.	73,609
391	Laboratory Corp. of America Holdings*	62,134
268	MarketAxess Holdings, Inc.	54,375
178	McKesson Corp.	28,813
448	Novartis A.G. - ADR	38,170
876	PayPal Holdings, Inc.*	51,290
1,587	Phibro Animal Health Corp. - Class A	60,623
402	Premier, Inc. - Class A*	14,030
244	Quest Diagnostics, Inc.	26,428
450	Quintiles IMS Holdings, Inc.*	40,748
28	Regeneron Pharmaceuticals, Inc.*	13,765
1,609	TriNet Group, Inc.*	56,315
315	Unilever N.V.[1]	18,324
112	UnitedHealth Group, Inc.	21,483
1,702	Valeant Pharmaceuticals International, Inc.*1	28,015
304	Vertex Pharmaceuticals, Inc.*	46,153
2,426	Weight Watchers International, Inc.*	86,899
		1,481,332
	ENERGY – 2.3%
2,361	Canadian Solar, Inc.*1	39,995
1,363	First Solar, Inc.*	67,209
1,340	JinkoSolar Holding Co., Ltd. - ADR*	37,011
2,040	SolarEdge Technologies, Inc.*	46,818

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
5,057	TerraForm Power, Inc. - Class A*	$67,764
		258,797
	FINANCIAL – 8.2%
9,958	Aegon N.V.[1]	55,466
408	Aflac, Inc.	32,538
98	Alexandria Real Estate Equities, Inc.	11,883
2,297	Annaly Capital Management, Inc. - REIT	27,633
8,101	Anworth Mortgage Asset Corp. - REIT	48,768
279	Aon PLC[1]	38,550
458	Apollo Global Management LLC - Class A	12,870
561	Banco de Chile - ADR	47,913
2,070	Banco Santander Chile - ADR	58,519
2,921	Banco Santander S.A. - ADR	19,921
987	Bank of New York Mellon Corp.	52,341
664	CareTrust REIT, Inc.	12,111
644	Citigroup, Inc.	44,082
93	CNA Financial Corp.	4,831
361	Credicorp Ltd.[1]	66,836
253	HDFC Bank Ltd. - ADR	24,485
1,141	HSBC Holdings PLC - ADR	57,153
3,961	ICICI Bank Ltd. ADR	36,878
4,113	Itau Unibanco Holding S.A. - ADR	48,986
355	JPMorgan Chase & Co.	32,589
160	Marsh & McLennan Cos., Inc.	12,475
1,699	MGIC Investment Corp.*	19,827
327	Principal Financial Group, Inc.	21,827
3,715	Sumitomo Mitsui Financial Group, Inc. - ADR	29,571
170	Travelers Cos., Inc.	21,775
250	Universal Health Realty Income Trust - REIT	19,370
1,256	XL Group PLC[1]	55,766
		914,964
	INDUSTRIAL – 5.6%
125	3M Co.	25,146
339	Acuity Brands, Inc.	68,698
250	Aerovironment, Inc.*	9,448
943	AGCO Corp.	68,028
290	Agilent Technologies, Inc.	17,339
267	Caterpillar, Inc.	30,425
3,430	Cemex S.A.B. de C.V. - ADR*	33,305
2,743	CNH Industrial N.V.[1]	31,599
428	Dycom Industries, Inc.*	38,777
151	FedEx Corp.	31,413
1,179	Flex Ltd.*1	18,852

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
555	Jabil, Inc.	$16,927
327	Kansas City Southern	33,743
3,542	KEMET Corp.*	59,683
313	Koninklijke Philips N.V.[1]	11,947
227	Lockheed Martin Corp.	66,314
662	Novanta, Inc.*1	24,428
3,750	SunPower Corp.*	41,775
		627,847
	TECHNOLOGY – 9.5%
269	Adobe Systems, Inc.*	39,406
4,254	Advanced Micro Devices, Inc.*	57,897
432	Analog Devices, Inc.	34,132
559	Applied Optoelectronics, Inc.*	54,497
1,760	Barracuda Networks, Inc.*	39,547
1,795	Callidus Software, Inc.*	43,618
136	Check Point Software Technologies Ltd.*1	14,386
469	Fair Isaac Corp.	66,856
5,901	Himax Technologies, Inc. - ADR	48,624
242	IPG Photonics Corp.*	36,939
2,817	Kulicke & Soffa Industries, Inc.*	60,678
318	Lam Research Corp.	50,708
4,323	LivePerson, Inc.*	58,577
3,983	MagnaChip Semiconductor Corp.*	43,415
180	Microchip Technology, Inc.	14,407
866	Micron Technology, Inc.*	24,352
303	Microsoft Corp.	22,028
1,267	NetApp, Inc.	55,013
294	NVIDIA Corp.	47,778
1,091	Oracle Corp.	54,474
500	QUALCOMM, Inc.	26,595
95	SAP S.E. - ADR	10,056
339	ServiceNow, Inc.*	37,443
1,543	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	55,486
885	Tower Semiconductor Ltd.*1	23,143
233	Veeva Systems, Inc. - Class A*	14,856
116	Western Digital Corp.	9,874
123	Xilinx, Inc.	7,781
		1,052,566
	UTILITIES – 0.1%
418	Huaneng Power International, Inc. - ADR	11,892

	TOTAL COMMON STOCKS (Cost $5,664,253)	6,075,943

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 48.4%
1,510	Consumer Discretionary Select Sector SPDR Fund	$137,954
1,093	Consumer Staples Select Sector SPDR Fund	60,465
13,392	Global X MSCI Greece ETF	136,331
3,406	Health Care Select Sector SPDR Fund	272,105
5,704	iShares International Treasury Bond ETF	563,156
2,783	iShares MSCI Austria Capped ETF	63,591
966	iShares MSCI Chile Capped ETF	43,914
1,069	iShares MSCI China ETF	63,509
4,224	iShares MSCI EAFE ETF	282,712
3,125	iShares MSCI Emerging Markets ETF[2]	136,875
9,024	iShares MSCI Europe Financials ETF	209,537
4,021	iShares MSCI France ETF	118,378
11,853	iShares MSCI Germany ETF[2]	364,006
3,118	iShares MSCI Hong Kong ETF	75,705
12,827	iShares MSCI India ETF[2]	440,736
5,251	iShares MSCI Italy Capped ETF	156,270
800	iShares MSCI Japan Small-Cap ETF	57,352
3,735	iShares MSCI Netherlands ETF	114,814
4,086	iShares MSCI Singapore Index Fund	101,537
1,584	iShares MSCI South Korea Index Fund	110,405
7,938	iShares MSCI Spain Capped ETF	270,924
8,225	iShares MSCI Sweden Capped ETF	280,884
1,658	iShares MSCI Taiwan Index Fund	60,683
1,925	iShares MSCI Thailand Capped ETF	152,267
16,300	PowerShares DB Base Metals Fund*	273,514
9,719	Technology Select Sector SPDR Fund[2]	555,538
5,970	Teucrium Wheat Fund*	43,641
4,149	VanEck Vectors India Small-Cap Index ETF - Class C	247,529

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,056,162)	5,394,332

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	Abbott Laboratories
20	Exercise Price: $48.00, Expiration Date: August 19, 2017	3,020
	iShares iBoxx $High Yield Corporate Bond ETF
90	Exercise Price: $89.00, Expiration Date: September 16, 2017	2,340
	Pfizer, Inc.
180	Exercise Price: $35.00, Expiration Date: September 16, 2017	1,260

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	United Parcel Service, Inc.
31	Exercise Price: $120.00, Expiration Date: October 21, 2017	$961

	TOTAL CALL OPTIONS (Cost $9,041)	7,581

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $9,041)	7,581

Number of Shares

	SHORT-TERM INVESTMENTS – 2.4%
266,996	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.89%[3]	266,996

	TOTAL SHORT-TERM INVESTMENTS (Cost $266,996)	266,996

	TOTAL INVESTMENTS – 105.4% (Cost $10,996,452)	11,744,852
	Liabilities in Excess of Other Assets – (5.4)%	(600,887)

	TOTAL NET ASSETS – 100.0%	$11,143,965

	SECURITIES SOLD SHORT – (0.4)%
	COMMON STOCKS – (0.4)%
	COMMUNICATIONS – (0.4)%
(3,549)	Snap, Inc. - Class A*	(48,515)

	TOTAL COMMON STOCKS (Proceeds $71,992)	(48,515)

	TOTAL SECURITIES SOLD SHORT (Proceeds $71,992)	$(48,515)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	BASIC MATERIALS – 2.3%
2,719	Century Aluminum Co.*	$45,625
998	Chemours Co.	47,515
		93,140
	COMMUNICATIONS – 5.9%
4,468	Gannett Co., Inc.	40,078
1,009	Gigamon, Inc.*	40,108
821	Imperva, Inc.*	36,986
3,676	Iridium Communications, Inc.*	36,576
473	Proofpoint, Inc.*	40,319
281	Stamps.com, Inc.*	41,616
		235,683
	CONSUMER, CYCLICAL – 11.4%
1,894	Big 5 Sporting Goods Corp.	20,361
635	Big Lots, Inc.	31,540
619	Dave & Buster's Entertainment, Inc.*	38,446
504	Dorman Products, Inc.*	39,352
759	Hawaiian Holdings, Inc.*	31,423
347	Marriott Vacations Worldwide Corp.	40,547
1,067	Ollie's Bargain Outlet Holdings, Inc.*	47,695
1,858	Penn National Gaming, Inc.*	37,457
1,054	Rush Enterprises, Inc. - Class A *	45,459
1,693	Taylor Morrison Home Corp. - Class A *	38,296
373	The Children's Place, Inc.	39,407
1,318	Triton International Ltd. - Class A1	47,527
		457,510
	CONSUMER, NON-CYCLICAL – 23.5%
2,954	ACCO Brands Corp.*	34,414
6,225	Aratana Therapeutics, Inc.*	42,019
3,362	Array BioPharma, Inc.*	25,248
1,945	CAI International, Inc.*	51,017
1,068	Catalent, Inc.*	37,059
1,147	Central Garden & Pet Co.*	36,704
4,029	Corcept Therapeutics, Inc.*	50,242
988	Forrester Research, Inc.	40,310
546	Grand Canyon Education, Inc.*	40,169
394	Heska Corp.*	43,159
494	Inogen, Inc.*	46,624
2,215	Lantheus Holdings, Inc.*	40,867
1,344	LeMaitre Vascular, Inc.	48,478
2,769	Lexicon Pharmaceuticals, Inc.*	45,135
603	LHC Group, Inc.*	34,914
1,003	Merit Medical Systems, Inc.*	41,123

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,566	Myriad Genetics, Inc.*	$38,007
2,166	OraSure Technologies, Inc.*	37,992
1,639	Performance Food Group Co.*	47,203
641	PRA Health Sciences, Inc.*	47,690
1,429	Quad/Graphics, Inc. - Class A	32,095
337	Sanderson Farms, Inc.	44,063
974	Sarepta Therapeutics, Inc.*	37,577
		942,109
	ENERGY – 3.7%
1,904	CVR Energy, Inc.	36,005
6,436	Helix Energy Solutions Group, Inc.*	42,091
5,803	McDermott International, Inc.*1	39,286
1,855	MRC Global, Inc.*	30,311
		147,693
	FINANCIAL – 26.3%
838	1st Source Corp.	41,146
1,654	American Equity Investment Life Holding Co.	44,294
6,450	Anworth Mortgage Asset Corp. - REIT	38,829
952	Employers Holdings, Inc.	41,269
631	Federal Agricultural Mortgage Corp. - Class C	43,261
6,522	First BanCorp*1	38,219
1,678	First Connecticut Bancorp, Inc.	42,957
1,402	First Industrial Realty Trust, Inc. - REIT	42,789
1,020	First Merchants Corp.	41,249
2,054	Green Bancorp, Inc.*	46,112
840	Hancock Holding Co.	38,640
1,252	HFF, Inc. - Class A	45,973
1,065	Houlihan Lokey, Inc. - Class A	39,597
1,070	LegacyTexas Financial Group, Inc.	41,430
1,025	Moelis & Co. - Class A	41,923
1,278	Pebblebrook Hotel Trust - REIT	43,030
1,238	Peoples Bancorp, Inc.	40,359
894	Potlatch Corp. - REIT	42,778
2,819	Preferred Apartment Communities, Inc. - REIT - Class A	48,684
746	Preferred Bank	41,888
307	PS Business Parks, Inc. - REIT	41,279
1,063	Sandy Spring Bancorp, Inc.	42,563
2,468	Summit Hotel Properties, Inc. - REIT	44,251
1,224	Terreno Realty Corp. - REIT	42,375
1,145	Washington Federal, Inc.	38,300
		1,053,195

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 15.7%
574	Advanced Energy Industries, Inc.*	$41,644
968	Altra Industrial Motion Corp.	43,124
622	Applied Industrial Technologies, Inc.	35,143
2,967	Casella Waste Systems, Inc. - Class A *	49,786
1,005	Kennametal, Inc.	37,084
239	Littelfuse, Inc.	43,063
1,798	Louisiana-Pacific Corp.*	45,148
982	MasTec, Inc.*	45,368
381	Rogers Corp.*	44,947
860	Tetra Tech, Inc.	40,807
758	TopBuild Corp.*	40,007
565	Trex Co., Inc.*	42,494
2,255	TTM Technologies, Inc.*	39,192
2,349	Vishay Intertechnology, Inc.	41,930
822	Worthington Industries, Inc.	41,651
		631,388
	TECHNOLOGY – 7.9%
1,632	Alpha & Omega Semiconductor Ltd.*1	28,886
446	Applied Optoelectronics, Inc.*	43,481
1,435	Bottomline Technologies (de), Inc.*	40,869
500	Cabot Microelectronics Corp.	37,075
695	CommVault Systems, Inc.*	41,387
1,298	Progress Software Corp.	41,549
552	Silicon Laboratories, Inc.*	41,455
1,307	Sykes Enterprises, Inc.*	44,438
		319,140
	UTILITIES – 3.2%
2,328	NRG Yield, Inc. - Class A	42,439
561	ONE Gas, Inc.	40,830
864	Unitil Corp.	43,848
		127,117
	TOTAL COMMON STOCKS (Cost $3,693,384)	4,006,975

	SHORT-TERM INVESTMENTS – 2.0%
78,727	Federated Government Obligations Fund - Institutional Class, 0.86%[2]	78,727

	TOTAL SHORT-TERM INVESTMENTS (Cost $78,727)	78,727

	TOTAL INVESTMENTS – 101.9% (Cost $3,772,111)	4,085,702

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Value

Liabilities in Excess of Other Assets – (1.9)%	$(77,181)

TOTAL NET ASSETS – 100.0%	$4,008,521

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments
The Managed Futures Fund and Global Managed Futures Fund invest a significant amount (25.6% and 96.9%, respectively, of its net assets as of July 31, 2017) in the Federated Government Obligations Fund (“GOIXX”). GOIXX invests primarily in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. treasury and government agency securities. GOIXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in GOIXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although GOIXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in GOIXX.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

GOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2017 Semi-Annual report of Federated Government Obligations Fund was 0.18%.

Note 3 – Federal Income Taxes
At July 31, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$386,384,685	$83,536,857	$36,502,751

Gross unrealized appreciation	$783,562	$-	$1,849,352
Gross unrealized depreciation	(25,339)	-	(551,152)
Net unrealized appreciation on investments	$758,223	$-	$1,298,200

	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$577,358,440	$11,009,903	$3,772,111

Gross unrealized appreciation	$39,981,960	$797,358	$391,820
Gross unrealized depreciation	(9,509,146)	(62,409)	(78,229)
Net unrealized appreciation on investments	$30,472,814	$734,949	$313,591

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$151,783,334	$-	$151,783,334
Certificate of Deposits	-	5,003,260	-	5,003,260
Collateralized Mortgage Obligations	-	5,664,973	-	5,664,973
Commercial Papers	-	7,997,858	-	7,997,858
Corporate Bonds[1]	-	106,402,928	-	106,402,928
Medium Term Notes[1]	-	11,682,930	-	11,682,930
Short-Term Investments	98,607,625	-	-	98,607,625
Total Investments	$98,607,625	$288,535,283	$-	$387,142,908

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$83,536,857	$-	$-	$83,536,857
Total Investments	83,536,857	-	-	83,536,857
Other Financial Instruments[2]
Futures Contracts	71,335	-	-	71,335
Total Assets	$83,608,192	$-	$-	$83,608,192

Liabilities
Other Financial Instruments[2]
Futures Contracts	$291,837	$-	$-	$291,837
Total Liabilities	$291,837	$-	$-	$291,837

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$31,398,047	$-	$-	$31,398,047
Short-Term Investments	6,402,904	-	-	6,402,904
Total Assets	$37,800,951	$-	$-	$37,800,951

Liabilities
Securities Sold Short
Common Stocks[1]	$9,146,047	$-	$-	$9,146,047
Total Liabilities	$9,146,047	$-	$-	$9,146,047

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$-	$23,935,721	$-	$23,935,721
Communications	25,195,212	32,535,543	-	57,730,755
Consumer, Cyclical	14,052,718	3,938,550	-	17,991,268
Consumer, Non-cyclical	156,892,122	15,839,057	-	172,731,179
Diversified	-	9,006,844	-	9,006,844
Energy	365,541	2,657,229	-	3,022,770
Financial	83,622,471	17,210,744	-	100,833,215
Industrial	729,835	4,501,105	-	5,230,940
Technology	87,932,527	29,570,463	-	117,502,990
Utilities	-	11,066,014	-	11,066,014
Short-Term Investments	88,779,558	-	-	88,779,558
Total Assets	$457,569,984	$150,261,270	$-	$607,831,254

Liabilities
Common Stocks
Basic Materials	$6,578,350	$553,502	$-	$7,131,852
Communications	13,020,058	2,729,032	-	15,749,090
Consumer, Cyclical	6,733,028	5,195,866	-	11,928,894
Energy	57,709,252	11,096,956	-	68,806,208
Financial	27,492,842	22,430,484	-	49,923,326
Industrial	2,322,727	2,182,795	-	4,505,522
Total Liabilities	$113,856,257	$44,188,635	$-	$158,044,892

361 Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$6,075,943	$-	$-	$6,075,943
Exchange-Traded Funds	5,394,332	-	-	5,394,332
Purchased Options Contracts	7,581	-	-	7,581
Short-Term Investments	266,996	-	-	266,996
Total Assets	$11,744,852	$-	$-	$11,744,852

Liabilities
Securities Sold Short
Common Stocks[1]	$48,515	$-	$-	$48,515
Total Liabilities	$48,515	$-	$-	$48,515

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$4,006,975	$-	$-	$4,006,975
Short-Term Investments	78,727	-	-	78,727
Total Assets	$4,085,702	$-	$-	$4,085,702

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/17